May 5, 1999



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Kansas City Life Variable Annuity Separate Account
     Registration Statement on Form N-4
     File No. 33-89984

Dear Commissioners:

     Pursuant to Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, Kansas City Life Variable Annuity Separate Account, I hereby certify that the form of prospectus dated May 1, 1999, that would have been filed pursuant to paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement.

     The text of the most recent amendment has been filed electronically. If you have any questions, please contact the undersigned at (202)383-0158 or Christine
S. Harkey at (202) 383-0485.

                                   Sincerely,


                                   /s/ Stephen E. Roth
                                   Stephen E. Roth



cc:  Lucy W. Tidwell
     Christine S. Harkey